Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Requisite service period to participate	30 days
Company contribution annual vesting percentage	50.00%
Employer contribution to 401(k)	$ 0.4	$ 0.5	$ 0.4
First Anniversary
Defined Contribution Plan [Line Items]
Company contribution annual vesting percentage	50.00%
Second Anniversary
Defined Contribution Plan [Line Items]
Company contribution annual vesting percentage	50.00%